LONG-TERM INVESTMENTS	12 Months Ended
Dec. 31, 2016
Investments, Debt and Equity Securities [Abstract]
LONG-TERM INVESTMENTS
NOTE 7        - LONG-TERM INVESTMENTS

Long-term investments consist of the following:

	As of December 31,
	2016	2015
Severance pay funds (see Note 15)	$9,909	$10,015
Long-term interest bearing bank deposit	12,500	--
Others	3,215	1,722
	$25,624	$11,737